THE AMERICAN HERITAGE FUND, INC.
                                               [THE AMERICAN HERITAGE FUND LOGO]
                                                     1370 Avenue of the Americas
                                                     New York, N.Y. 10019
                                                     Tel: (212) 397-3900
                                                     Fax: (212) 397-4036
Heiko Thieme
Chairman

January, 1998

To Our Valued Shareholders:

After three disappointing years, The American Heritage Fund was able to finish 1997 as the best performing fund, on a total return basis, among all mutual funds in the United States. To be Number One out of more than 10,000 funds is certainly gratifying but also offers a challenge for 1998 which I am willing to meet.

The Fund remains focused. Only ten holdings presently make up 90% of the portfolio. One investment represents more than half of the portfolio. While such a concentrated asset allocation may change periodically and depends on the performance of individual stocks, volatility in the Fund's net asset value should not come as a surprise.

This is not a Fund for investors faint of heart and those who are not willing to take above-average risks.

1998 will be a more difficult year than the prior three years. Not only will volatility again represent a major challenge, but it is also unlikely that the major indices can again reflect an increase of well over 20%. This year will bring us back to normalcy. A 10% return has been the average over the past 75 years. The first month has already given us some warning signals not to expect too much after a 7-year bull market.

Our strategy will continue to focus on undervalued blue chips and unknown, small companies with a high appreciation potential over time. As a consequence of my strategy, I do expect significant swings in the net asset value as it is hardly possible, giving our risk exposure, to achieve a smooth, linear appreciation. Thank you for the confidence you have shown me over the years. I hope in the long run the performance of the Fund will not disappoint the trust you have put in me.

Being the portfolio manager as well as a shareholder of the Fund, I am as keen as you are to maintain our lead in the market.

With kind regards,

Heiko Thieme
Chairman

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 1997
                                  (Unaudited)
---------------------------------------------------------

                    ASSETS
Investments in securities, at
  value (cost $21,435,215)........ $ 19,397,772
Receivable for investment
  securities sold.................    2,358,956
Receivable for capital stock
  sold............................        1,999
Receivable for dividends and
  interest........................        8,181
Other assets......................       44,273
                                   ------------
  TOTAL ASSETS....................   21,811,181
                                   ------------

                  LIABILITIES
Payable for investment securities
  purchased.......................    1,234,150
Demand loan payable to bank.......      676,691
Payable for capital stock
  reacquired......................       30,734
Accrued advisory fees.............       21,160
Accrued expenses and other
  payables........................      127,411
                                   ------------
  TOTAL LIABILITIES...............    2,090,146
                                   ------------
Commitments & Contingencies                  --

                  NET ASSETS
Net assets (equivalent to $.91 per
  share based on 21,672,683 shares
  of capital stock outstanding)... $ 19,721,035
                                   ============
Composition of net assets:
Shares of capital stock...........      216,727
Paid in capital...................   64,783,759
Accumulated net investment loss...   (2,512,803)
Accumulated net realized loss on
  investments.....................  (40,729,205)
Net unrealized depreciation of
  investments.....................   (2,037,443)
                                   ------------
     NET ASSETS, November 30,
       1997....................... $ 19,721,035
                                   ============

                               Number of
                                Shares        Value
------------------------------------------------------
          COMMON STOCKS & WARRANTS - 98.25%

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                               NOVEMBER 30, 1997
                                  (Unaudited)
---------------------------------------------------------

                               Number of
                                Shares        Value
------------------------------------------------------
AEROSPACE & TRANSPORTATION - 2.69%
Boeing Co.....................   10,000    $   531,250
                                           -----------
BANKS & FINANCE - 3.66%
Auer Von Welsbach Invest.
  AG*(+)......................    6,500        379,082
Dime Bancorp Inc..............   10,000        242,500
Kouri Capital Group Inc.*+....      200        100,000
                                           -----------
                                               721,582
                                           -----------
BIOTECHNOLOGY - 62.79%
Direct Therapeutics, Inc.*+...  160,000         48,000
Senetek PLC Sponsored
  ADR*(+)..................... 2,903,000    12,247,031
Synthetic Blood International
  Inc.*+......................  466,800         88,225
                                           -----------
                                            12,383,256
                                           -----------
CHEMICALS - 2.25%
Advanced Materials Group
  Inc.*+......................  128,000        444,000
                                           -----------
COMMUNICATION & EQUIPMENT - 1.59%
American Satellite Network
  Inc. Wts*+..................    6,775              0
Millicom International
  Cellular SA Rights*(+)+.....   27,100              0
Motorola Inc. ................    5,000        314,375
                                           -----------
                                               314,375
                                           -----------
COMPUTER EQUIPMENT & SOFTWARE - 4.29%
Jot-It Inc.*(+)...............  321,700        185,331
JTS Corporation*..............  185,000         69,375
Management Technologies
  Inc.*.......................   95,238          2,976
Management Technologies Inc. C
  Wts*........................  419,047              0
Micron Technology Inc.*.......   10,000        248,750
Seagate Technology Inc.*......   15,000        340,313
                                           -----------
                                               846,745
                                           -----------

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------
THE AMERICAN HERITAGE FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
NOVEMBER 30, 1997
(Continued) -- (Unaudited)
------------------------------------------------------
                               Number of
                                Shares        Value
------------------------------------------------------
CONSUMER PRODUCTS - 2.69%
Philip Morris Companies
  Inc.........................   10,000    $   435,000
Veridian Corp.*+..............  250,000         95,000
                                           -----------
                                               530,000
                                           -----------
ENTERTAINMENT & LEISURE - 0.25%
Gold Star International Inc.
  Units*(+)+..................    5,000         50,000
                                           -----------
ENVIRONMENTAL SERVICES - 1.56%
I D M Environmental
  Corporation*................   50,000        307,813
                                           -----------
HEALTHCARE - 0.51%
Medaphis Corp.*...............   20,000        100,000
                                           -----------
MEDICAL TECHNOLOGY - 12.56%
A D M Tronics Unlimited
  Inc.*+...................... 4,230,000       793,125
Life Medical Sciences Inc.*...   54,500        275,906
Life Medical Sciences Inc. Cl
  A Wts*......................   25,000         42,188
Medtrack Inc.*+...............  300,000        200,001
Miravant Medical
  Technologies*...............   25,000      1,165,625
                                           -----------
                                             2,476,845
                                           -----------
MISCELLANEOUS - 1.83%
Mark Solutions Inc.*..........   50,000        146,875
Marketing Service*............   50,000        212,500
                                           -----------
                                               359,375
                                           -----------
------------------------------------------------------
THE AMERICAN HERITAGE FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
NOVEMBER 30, 1997
(Continued) -- (Unaudited)
------------------------------------------------------
                               Number of
                                Shares        Value
------------------------------------------------------
PHARMACEUTICALS - 1.58%
Interactive Medical
  Technologies Ltd.*..........  380,000    $    28,500
Polydex Pharmaceuticals
  Ltd.*(+)....................   31,500        281,531
                                           -----------
                                               310,031
                                           -----------
TOTAL COMMON STOCKS & WARRANTS
  (Cost $21,285,215)..........             $19,375,272
                                           -----------
PREFERRED STOCKS - 0.00%
Medtrack Inc. Pf B+ (Cost
  $0).........................   30,000              0
                                           -----------
BONDS AND NOTES - 0.11%
International Fast Food G-Bond
  9%, due 12/15/2007 (Cost
  $150,000)...................  150,000         22,500
                                           -----------
TOTAL SECURITIES (Cost $21,435,215).....
                                           $19,397,772
                                           ===========
   *  Non-income producing property
 (+)  Foreign security
   +  Illiquid security

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
                                  (Unaudited)
---------------------------------------------------------

INVESTMENT INCOME:
Interest..........................  $     9,781
Dividends.........................       86,399
                                      ---------
TOTAL INVESTMENT INCOME...........       96,180
                                      ---------
EXPENSES:
Investment advisory fees..........      144,484
Transfer agent fees...............       39,572
Legal fees........................       75,134
Audit fees........................       24,781
Custodian fees....................       22,941
Administrative fees...............       83,171
Fund accounting fees..............       22,938
Insurance.........................       15,431
Postage and printing expense......       44,465
Registration fees and expenses....       12,987
Directors' fees...................       21,415
Interest expense..................       51,911
Consulting and professional fees..        2,554
Rent..............................       45,136
Telephone.........................        2,931
Miscellaneous.....................        4,490
                                      ---------
TOTAL EXPENSES....................      614,341
                                      ---------
Investment loss -- net............     (518,161)
                                      ---------
Net realized loss on securities
  transactions....................   (8,962,447)
Net change in unrealized
  appreciation of investments.....   11,083,806
                                      ---------
Net gain on investments...........    2,121,359
                                      ---------
Net increase in net assets
  resulting from operations.......  $ 1,603,198
                                      =========

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------

                               FOR THE
                             SIX MONTHS       FOR THE YEAR
                                ENDED            ENDED
                          NOVEMBER 30, 1997   MAY 31, 1997
                          -----------------   ------------
                          (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Investment loss -- net...    $  (518,161)     $   (819,245)
Net realized gain (loss)
  on securities
  transactions...........     (8,962,447)            2,967
Net change in unrealized
  appreciation of
  investments............     11,083,806         1,113,728
                             -----------       -----------
Net increase in net
  assets resulting from
  operations.............      1,603,198           297,450
Distributions to
  shareholders from --
  Investment
    income -- net........              0                 0
  Net realized gains on
    investments..........              0                 0
  Return of capital......              0                 0
Capital share
  transactions...........         (8,754)       (3,600,612)
                             -----------       -----------
  Net increase/(decrease)
    in net assets........      1,594,444        (3,303,162)
NET ASSETS:
Beginning of period......     18,126,591        21,429,753
                             -----------       -----------
End of period............    $19,721,035      $ 18,126,591
                             ===========       ===========

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                                  (Unaudited)
---------------------------------------------------------
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
The American Heritage Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

SECURITY VALUATIONS
The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors, in good faith determines.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute to shareholders substantially all of its net investment income, and net realized and long-term capital gains, after provision for carryover losses, if any, after the end of the fiscal year.
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------

OPTION WRITING
When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
NOTE 2. INVESTMENT ADVISORY AGREEMENT
AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives a fee of 1.25% of the Fund's first $100,000,000 average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. For the six months ended November 30, 1997 AHMC received $144,484 in investment advisory fees. Heiko H. Thieme is the Fund's Chairman of the Board of Directors, Chief Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 90% of the outstanding shares.

For the six months ended November 30, 1997, the Fund paid brokerage commissions of $593,795 to Thieme Securities, Inc. of which Mr. Thieme is the owner.

The Fund has agreed to reimburse AHMC for office space utilized by the Fund. For the six months ended November 30, 1997, the Fund reimbursed AHMC $45,136 for the use of its office space.

AHMC is also reimbursed for administrative personnel utilized by the Fund. Total reimbursement was $83,171 for the six months ended November 30, 1997.

NOTE 3. INVESTMENTS

For the six months ended November 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $136,180,831 and $136,457,025, respectively. The gross unrealized appreciation for all securities totaled $6,267,218 and the gross unrealized depreciation for all securities totaled $8,304,661, or a net unrealized depreciation of $2,037,443. The aggregate cost of securities for federal income tax purposes at November 30, 1997 was $21,435,215.
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------

Net realized loss on investments for the six months ended November 30, 1997 was $8,962,447. The components are as follows:

Long transactions                   $(8,970,980)
Short sales transactions                 53,760
Option transactions                     (45,227)
                                    -----------
                                    $(8,962,447)
                                    ===========

Option activity for the six months ended November 30, 1997 follows:

                             NUMBER OF
                             CONTRACTS   PREMIUMS
                             ---------   --------
Options outstanding at May
  31, 1997                         0     $      0
Options purchased                100       45,227
Options expired                 (100)     (45,227)
                                ----     --------
Options outstanding at
  November 30, 1997                0     $      0
                                ====     ========

NOTE 4. RESTRICTED AND OTHER ILLIQUID SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.
Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted pursuant to Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. CARRYOVERS

At November 30, 1997, the Fund had net capital loss carryforwards of approximately $31,504,000 expiring in 2003 through 2005 and net operating loss carryforwards of approximately $1,995,000, which begin to expire in 1998 through 2013.
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

As of November 30, 1997 the total par value and paid in capital totaled $65,000,486.

Transactions in capital stock were as follows:

                        FOR THE SIX MONTHS           FOR THE YEAR ENDED
                      ENDED NOVEMBER 30, 1997           MAY 31, 1997
                     -------------------------   --------------------------
                       SHARES        AMOUNT        SHARES         AMOUNT
                     ----------   ------------   -----------   ------------
Shares sold           9,748,714   $ 10,199,275     8,704,545   $  6,830,024
Shares issued in
 reinvestment of
 dividends                    0              0             0              0
Shares redeemed      (9,951,074)   (10,208,029)  (14,977,593)   (10,430,636)
                     -----------  ------------   -----------   ------------
Net decrease           (202,360)  $     (8,754)   (6,273,048)  $ (3,600,612)
                     ===========  ============   ===========   ============

NOTE 8. BANK LOANS

The Fund has a demand secured $10,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. The outstanding balance as of November 30, 1997 was $676,691. Total interest paid on the credit line during the six months ended November 30, 1997 totaled $51,911.

NOTE 9. CONTINGENCIES

On October 5, 1994, a shareholder of the Fund on behalf of himself and a purported class of others brought an action against the Fund, AHMC, Heiko H. Thieme and Richard K. Parker in the United States District Court for the Southern District of New York. Although the Fund cannot now determine the exact amount of the losses incurred by members of the purported class, the Fund believes that such losses do not exceed $25 million and could be less. The amount of the outstanding shares of the Fund has been rapidly

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
diminishing since early 1994. The Fund had approximately 21 million outstanding shares as of January 14, 1998.

The Complaint alleged that certain registration statements and prospectuses of the Fund did not disclose certain risks involving the Fund's investments in restricted securities and companies having small capitalizations and which lack significant operating histories or established products and that the Fund invests significant amounts of money in such companies based "merely" on an interview between the company's executives and Mr. Thieme and a review of the companies' financial statements or products. The Complaint also alleged that certain assets of the Fund were overvalued. On September 11, 1995, the Court, in ruling on the Fund's Motion to Dismiss, dismissed the Complaint. The Court's Order permitted the Plaintiff to move the Court for leave to file an amended complaint limited to claims relating to the Fund's investments in restricted and other illiquid securities.

On July 11, 1996, the Court issued an Order permitting the Plaintiff to file an amended complaint. The amended complaint alleges that certain registration statements and prospectuses of the Fund failed to disclose certain risks regarding the Fund's investments in illiquid securities and that the Fund invested in illiquid securities in concentrations which exceeded the Fund's own investment restrictions and that the Fund improperly valued its illiquid securities. The amended complaint also alleges that the other defendants breached their fiduciary duties in connection with the Fund's investments in and valuation of illiquid securities and by the receipt of AHMC of substantial compensation for investment advice and that the Fund breached its own limitations with respect to illiquid securities and that the Fund changed investment policies without obtaining a shareholder vote.

The Plaintiff made a motion to permit the action to proceed as a class action and in which the Plaintiff would serve as the sole class representative of all
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
persons who acquired shares of the Fund from July 1, 1993 through August 31, 1994. On August 1, 1997, the Court denied the Plaintiff's motion.

The Fund, after conferring with its special counsel, has concluded that the substantive allegations of the amended complaint are without merit. Although there can be no assurance of the outcome of the action, based upon the Funds belief, the Fund has not established a reserve for potential losses other than the expenses of its defense. The Fund intends to vigorously defend the action.

The Plaintiff is seeking rescission or compensatory damages and pre-judgment interest thereon and the costs and expense of the litigation and such other and further relief as the Court may deem just and proper. The Fund's Officers and Directors are entitled to be indemnified by the Fund to the full extent permitted by law.

The Fund has borne expenses related to the above litigation which for the six months ended November 30, 1997 totaled $117,649. All of these expenses, along with $53,661 relating to expenses borne in prior periods, were recovered from the Fund's insurance carrier.

On August 4, 1995 the Fund commenced an action against Kouri Capital Group, Inc. ("KCG") and Pentti Kouri in the Supreme Court of the State of New York, County of New York. The action was based upon a Stock Purchase Agreement between the Fund and KCG pursuant to which KCG agreed to repurchase certain shares issued thereby and sold to the Fund for $4,400,000. Such obligation of KCG was personally guaranteed by Mr. Kouri. Neither KCG nor Mr. Kouri has honored its or his obligation to the Fund. The Fund sought a recovery in the amount of $4,400,000 plus interest. The defendants denied the substantive allegations of the Complaint and asserted counterclaims which would declare their obligations to the Fund to have been terminated and to obtain damages in excess of $4,400,000. The Fund, after

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
conferring with its special counsel, concluded that the substantive allegations of the counterclaims were without merit. Although there could be no assurance of the outcome of the action, based upon the Fund's belief, the Fund did not establish a reserve for potential losses other than the expense of its defense of the counterclaims. Upon agreement of the parties, the action has been dismissed without prejudice. In the event that the Fund is unable to reach a settlement of its claims acceptable to the Fund, the Fund intends to bring another action again KCG and Mr. Kouri. In such event, it can be expected that they will again assert counterclaims against the Fund.

The Fund has borne all expenses related to the above litigation which for the six months ended November 30, 1997 totaled $64,750.
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------

NOTE 10. SUBSEQUENT EVENTS

On January 14, 1998, the Funds investment in the securities of Senetek PLC (Senetek) represented approximately 69% of the Funds net assets. As set forth in the Funds Prospectus, the restriction limiting investments of more than 50% of the value of total assets in the securities of any one issuer is applied solely at the time of any proposed transaction. Senetek is a small foreign company and the Funds investment therein is speculative.

                        THE AMERICAN HERITAGE FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                FOR THE
                               SIX MONTHS
                                 ENDED
                              NOVEMBER 30,                         FOR THE FISCAL YEARS ENDED MAY 31,
                                  1997        ----------------------------------------------------------------------------
                              (UNAUDITED)         1997            1996            1995            1994            1993
                              ------------    ------------    ------------    ------------    ------------    ------------
Net asset value, beginning
  of period................   $        .83    $        .76    $        .63    $       1.19    $       1.42    $       1.15
Income from investment
  operations:
  Net investment income
    (loss).................          (.02)           (.03)           (.02)             .06             .19           (.01)
  Net gains or (losses) on
    securities (both
    realized and
    unrealized)............            .10             .10             .15           (.48)           (.35)             .36
                               -----------     -----------     -----------     -----------    ------------     -----------
Total from investment
  operations...............            .08             .07             .13           (.42)           (.16)             .35
Less distributions
  Dividends (from net
    investment income).....             --              --              --             .07              --             .08
  Distributions (from
    capital gains).........             --              --              --              --             .07              --
  Return of capital
    distribution...........             --              --              --             .07              --              --
                               -----------     -----------     -----------     -----------    ------------     -----------
Net asset value, end of
  period...................   $        .91    $        .83    $        .76    $        .63    $       1.19    $       1.42
                               ===========     ===========     ===========     ===========    ============     ===========
Total return...............         20.15%           9.21%          20.63%        (38.37)%        (12.49)%          32.89%
Net assets, end of
  period...................   $ 19,721,035    $ 18,126,591    $ 21,429,753    $ 30,779,569    $101,036,392    $ 69,498,156
Ratio of expenses to
  average net assets.......          5.31%           6.42%           6.25%           3.69%           2.41%            2.1%
Ratio of net income (loss)
  to average net assets....        (4.48)%         (4.97)%         (3.53)%           6.55%           3.40%          (.46)%
Portfolio turnover rate....           594%            470%            606%            620%            434%            278%
Average commission per
  share....................   $      .0625    $      .0879    $      .0866             N/A             N/A             N/A

N/A -- Disclosure not applicable to prior periods.

   The accompanying notes are an integral part of these financial statements.

                                                THE AMERICAN HERITAGE FUND, INC.
                                                1370 Avenue of the Americas
   ADDRESS CORRECTION REQUESTED                 New York, NY 10019

                                                BULK RATE
                                               U.S. POSTAGE
                                                   PAID
                                               SECAUCUS, NJ
                                              PERMIT NO. 237

                    [THE AMERICAN HERITAGE FUND, INC. LOGO]

           THE
           AMERICAN
           HERITAGE
           FUND, INC.
---------------------------
           SEMI-ANNUAL
           REPORT
           November 30, 1997

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.